Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.20%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–5.83%
Invesco Global Real Estate Income Fund, Class R6	1.99%	$7,072,238	$382,748	$(654,135)	$403,833	$21,025	$178,573	867,432	$7,225,709
Invesco Macro Allocation Strategy Fund, Class R6	—	11,089,939	96,215	(11,287,161)	1,774,312	(1,673,305)	96,215	—	—
Invesco Managed Futures Strategy ETF(b)	3.84%	—	13,744,630	—	189,356	—	—	313,503	13,933,986
Total Alternative Funds		18,162,177	14,223,593	(11,941,296)	2,367,501	(1,652,280)	274,788		21,159,695
Domestic Equity Funds–15.45%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.77%	4,517,536	2,178,533	(1,155,161)	712,491	146,507	—	173,439	6,399,906
Invesco Main Street Small Cap Fund, Class R6	1.71%	4,388,189	1,827,226	(727,887)	656,885	49,403	—	261,343	6,193,816
Invesco NASDAQ 100 ETF	3.89%	8,196,396	6,456,721	(3,184,344)	2,303,464	341,775	48,725	57,114	14,114,012
Invesco Russell 1000® Dynamic Multifactor ETF	3.12%	11,157,551	2,038,673	(3,280,308)	859,688	528,328	60,270	187,586	11,303,932
Invesco S&P 500 Revenue ETF	3.47%	—	12,639,077	(1,144,414)	1,064,744	36,578	116,202	113,826	12,595,985
Invesco S&P 500® Pure Value ETF	—	7,039,898	—	(7,260,554)	(2,033,126)	2,253,782	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	1,667,278	(1,405,521)	—	(261,757)	2,967	—	—
Invesco Value Opportunities Fund, Class R6	1.49%	3,689,281	1,562,967	(808,812)	861,014	98,661	—	216,905	5,403,111
Total Domestic Equity Funds		38,988,851	28,370,475	(18,967,001)	4,425,160	3,193,277	228,164		56,010,762
Fixed Income Funds–71.88%
Invesco Core Bond Fund, Class R6	33.23%	125,150,817	4,132,732	(11,299,432)	2,556,483	(38,321)	4,132,619	21,103,727	120,502,279
Invesco Core Plus Bond Fund, Class R6	17.88%	60,897,067	3,919,707	(1,603,438)	2,026,773	(418,217)	2,252,074	6,940,245	64,821,892
Invesco Dynamic Credit Opportunity Fund, Class R6	0.55%	—	1,993,100	—	15,981	—	103,665	187,240	2,009,081
Invesco Emerging Markets Sovereign Debt ETF	1.36%	7,209,684	—	(2,567,857)	472,696	(175,127)	265,922	229,100	4,939,396
Invesco Equal Weight 0-30 Year Treasury ETF	4.02%	32,654,456	—	(18,470,376)	4,516,843	(4,127,284)	576,867	524,987	14,573,639
Invesco Floating Rate ESG Fund, Class R6	3.64%	15,432,632	859,613	(2,790,802)	(185,406)	(120,454)	859,574	2,011,522	13,195,583
Invesco High Yield Fund, Class R6	5.44%	15,164,848	4,727,631	(535,233)	367,116	13,876	906,643	5,513,474	19,738,238
Invesco Variable Rate Investment Grade ETF	5.76%	27,657,845	—	(6,726,943)	(109,258)	52,219	868,181	831,628	20,873,863
Total Fixed Income Funds		284,167,349	15,632,783	(43,994,081)	9,661,228	(4,813,308)	9,965,545		260,653,971
International and Global Equity Funds–6.49%
Invesco Emerging Markets ex-China Fund, Class R6(c)	0.52%	1,245,596	400,466	(84,311)	321,027	838	—	48,660	1,883,616
Invesco Developing Markets Fund, Class R6	0.19%	976,811	—	(380,523)	137,237	(31,563)	—	15,035	701,962
Invesco Global Fund, Class R6	2.25%	5,925,438	2,204,118	(1,138,237)	1,142,952	7,556	—	75,999	8,141,827
Invesco Global Infrastructure Fund, Class R6	—	3,593,989	376,655	(3,673,178)	(469,833)	539,740	9,282	—	—
Invesco International Developed Dynamic Multifactor ETF	0.93%	2,016,556	858,549	—	505,315	—	66,507	122,125	3,380,420
Invesco International Growth Fund, Class R6(c)	0.41%	969,434	308,366	—	196,495	—	—	40,873	1,474,295
Invesco International Small-Mid Company Fund, Class R6	1.20%	2,962,360	1,010,221	(321,540)	696,427	(1,718)	—	102,109	4,345,750
Invesco RAFI Developed Markets ex-U.S. ETF(d)	0.99%	2,454,458	821,567	(569,734)	775,846	109,019	97,861	58,703	3,591,156
Total International and Global Equity Funds		20,144,642	5,979,942	(6,167,523)	3,305,466	623,872	173,650		23,519,026
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(e)	0.19%	489,387	21,073,390	(20,862,955)	—	—	23,544	699,822	699,822
Invesco Treasury Portfolio, Institutional Class, 3.99%(e)	0.36%	905,739	39,136,296	(38,744,396)	—	—	43,291	1,297,639	1,297,639
Total Money Market Funds		1,395,126	60,209,686	(59,607,351)	—	—	66,835		1,997,461
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $351,898,723)	100.20%	362,858,145	124,416,479	(140,677,252)	19,759,355	(2,648,439)	10,708,982		363,340,915

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.14%(e)(f)	—	—	18,101,648	(18,101,648)	—	—	9,484 (g)	—	—
Invesco Private Prime Fund, 4.26%(e)(f)	—	—	46,352,930	(46,352,981)	—	51	25,795 (g)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	64,454,578	(64,454,629)	—	51	35,279		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $351,898,723)	100.20%	$362,858,145	$188,871,057	$(205,131,881)	$19,759,355	$(2,648,388)(h)	$10,744,261		$363,340,915
OTHER ASSETS LESS LIABILITIES	(0.20)%								(721,160)
NET ASSETS	100.00%								$362,619,755
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	Effective August 22, 2025, the underlying fund’s name changed.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$367,373
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Conservative Investor Fund